Commitments and Contingencies - Additional Information - Liquidity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Net operating cash flow	$ 182,135	$ 544,264	$ 676,546
Working capital deficit	(211,900)
Current portion of long-term debt	242,137	800,897
Carrying amount of long-term debt	3,363,127	3,449,611
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Carrying amount of long-term debt	$ 508,577	$ 592,657